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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GeoCapital, LLC
Address:    825 Third Avenue
            32nd Fl.
            New York, NY 10022

Form 13F File Number: 28-4421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Irwin Lieber

Title:  Chairman

Phone:  (212) 486-4455


Signature, Place, and Date of Signing:
/s/ Irwin Lieber                    New York, NY                     07/01/05
-------------------------------     ---------------------------    ------------
[Signature]                         [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-4421                                Irwin Lieber
---------------------------         -----------------------------
[Repeat as necessary.]

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2

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $262,527,000

                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number               Name

         02                28-4421                   Barry K. Fingerhut


         03                28-4421                   Affiliated Managers Group

SEC13F.LNS                      GEOCAPITAL, LLC

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/05
                         RUN DATE: 07/25/05  2:48 P.M.



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   52

FORM 13F INFORMATION TABLE VALUE TOTAL:   $262,527,000



LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER      NAME

                           FORM 13F INFORMATION TABLE
                               AS OF JUNE 30, 2005


                                   TITLE OF                 VALUE   SHARES/  SH/   INVESTMENT            VOTING AUTHORITY
NAME OF ISSUER                     CLASS         CUSIP    (X$1000   PRN AMT  PRN   DESCRETION   SOLE      SHARED         NONE
ACXIOM CORP                        COM           5125109     5843    279845   SH   DEFINED         0       279845           0
APOLLO GROUP INC CL A              COM          37604105    18692    238972   SH   DEFINED         0       238972           0
BEA SYS INC                        COM          73325102     3504    399125   SH   DEFINED         0       399125           0
BJ SVCS CO                         COM          55482103     7286    138840   SH   DEFINED         0       138840           0
BORLAND SOFTWARE CORP COM          COM          99849101     4190    610745   SH   DEFINED         0       610745           0
CAL DIVE INTL INC                  COM         127914109    10969    209445   SH   DEFINED         0       209445           0
CAREMARK RX INC                    COM         141705103     6922    155490   SH   DEFINED         0       155490           0
COSTAR GROUP INC COM               COM         22160N109     2783     63830   SH   DEFINED         0        63830           0
COVANSYS CORP                      COM         22281W103     5486    426903   SH   DEFINED         0       426903           0
CUNO INC                           COM         126583103     5494     76900   SH   DEFINED         0        76900           0
CYPRESS SEMICONDUCTOR CORP         COM         232806109     4070    323265   SH   DEFINED         0       323265           0
DEVRY INC                          COM         251893103     6007    301860   SH   DEFINED         0       301860           0
DIAMONDCLUSTER INTL                COM         25278P106     3502    309900   SH   DEFINED         0       309900           0
DIGITAL RIV INC                    COM         25388B104     4572    144000   SH   DEFINED         0       144000           0
DORAL FINL CORP                    COM         25811P100     3787    228967   SH   DEFINED         0       228967           0
DOUBLECLICK INC                    COM         258609304     5706    680045   SH   DEFINED         0       680045           0
GARTNER GROUP INC NEW CL A         COM         366651107     4816    453445   SH   DEFINED         0       453445           0
GREENFIELD ONLINE                  COM         395150105      941     77431   SH   DEFINED         0        77431           0
HEARTLAND EXPRESS INC              COM         422347104     7269    374088   SH   DEFINED         0       374088           0
HOST MARRIOTT CORP NEW             COM         44107P104     5485    313433   SH   DEFINED         0       313433           0
INTERNET SEC SYS INC               COM         46060X107     5337    263050   SH   DEFINED         0       263050           0
INTERSIL CORP CL A                 COM         46069S109     4723    251600   SH   DEFINED         0       251600           0
INTERWOVEN INC                     COM         46114T508     1273    169000   SH   DEFINED         0       169000           0
LECG CORP                          COM         523234102     4922    231510   SH   DEFINED         0       231510           0
LEGG MASON INC                     COM         524901105    13274    127500   SH   DEFINED         0       127500           0
MACROMEDIA INC                     COM         556100105     9930    259800   SH   DEFINED         0       259800           0
MANUGISTICS GROUP INC              COM         565011103      602    338055   SH   DEFINED         0       338055           0
MERCURY INTERACTIVE                COM         589405109     4419    115200   SH   DEFINED         0       115200           0
MICRUS ENDOVASCULAR                COM         59518V102     1428    129800   SH   DEFINED         0       129800           0
MILLER HERMAN INC                  COM         600544100     6924    224500   SH   DEFINED         0       224500           0
NATIONAL INSTRUMENTS               COM         636518102     4450    209890   SH   DEFINED         0       209890           0
NUVEEN INVTS INC CL A              COM         67090F106     2716     72200   SH   DEFINED         0        72200           0

                           FORM 13F INFORMATION TABLE
                               AS OF JUNE 30, 2005

                                    TITLE OF              VALUE       SHARES/    SH/    INVESTMENT            VOTING AUTHORITY
NAME OF ISSUER                      CLASS    CUSIP      (X$1000)      PRN AMT    PRN    DESCRETION       SOLE     SHARED     NONE
PLACER SIERRA BANCSHARES COM        COM      726079106    8107         297280    SH     DEFINED            0       297280      0
PRINCETON REVIEW INC                COM      742352107    3118         534830    SH     DEFINED            0       534830      0
QUEST PRODS CORP                    COM      747955102       4        3556434    SH     DEFINED            0      3556434      0
QUEST SOFTWARE                      COM      74834T103    4743         348000    SH     DEFINED            0       348000      0
RIGHTNOW TECHNOLOGIES INC COM       COM      76657R106    1503         125000    SH     DEFINED            0       125000      0
S1 CORP                             COM      78463B101    5058        1073820    SH     DEFINED            0      1073820      0
SCHEIN HENRY INC                    COM      806407102    6635         159814    SH     DEFINED            0       159814      0
SEACOR SMIT INC.                    COM      811904101    7005         108950    SH     DEFINED            0       108950      0
SOTHEBY HLDGS INC CL A              COM      835898107    4728         345141    SH     DEFINED            0       345141      0
STONEPATH GROUP INC                 COM      861837102       9          10000    SH     DEFINED            0        10000      0
SYCAMORE NETWORKS INC               COM      871206108    1625         470925    SH     DEFINED            0       470925      0
TECHNOLOGY SOLUTION CO.             COM      87872T108      85         158183    SH     DEFINED            0       158183      0
TETRA TECHNOLOGIES INC              COM      88162F105    5456         171290    SH     DEFINED            0       171290      0
TIBCO SOFTWARE INC COM              COM      88632Q103    1725         263700    SH     DEFINED            0       263700      0
UNIVERSAL TECHNICAL INSTITUTE       COM      913915104    3386         102000    SH     DEFINED            0       102000      0
VISHAY INTERTECHNOLOGY INC          COM      928298108     374          31500    SH     DEFINED            0        31500      0
W HLDG CO INC                       COM      929251106    6834         668668    SH     DEFINED            0       668668      0
WILEY JOHN & SONS INC CL A          COM      968223206   10151         255495    SH     DEFINED            0       255495      0
WR BERKLEY CORP                     COM       84423102    9041         253387    SH     DEFINED            0       253387      0
YANKEE CANDLE INC                   COM      984757104    5618         175000    SH     DEFINED            0       175000      0